As filed with the Securities and Exchange Commission on September 12, 2017

Securities Act File No. 333-218180

1940 Act File No. 811-23255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No. __

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

Vivaldi Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

414-299-2270

(Registrant’s Telephone Number)

Terrence P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copy to:

Joshua D. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑

It is proposed that this filing will become effective (check appropriate box):

☑ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(1)	AMOUNT OF REGISTRATION FEE(2)
Shares of Beneficial Interest	$75,000,000	$8,692.50

(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2)	$8,692.50 has been previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (SEC File No. 333-218180) (the “Registration Statement”) is solely to file an exhibit under Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 consists only of a facing page to the Registration Statement, this explanatory note, Part C of the Registration Statement, including all exhibits identified as being filed herewith or incorporated by reference herein, and any other contents of the Registration Statement previously filed and incorporated by reference therein. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement previously included or incorporated by reference therein. As a result, the remainder of the contents of the Registration Statement, including Parts A and B thereto, previously filed as a part of Pre-Effective Amendment No. 1 thereto on September 6, 2017 are hereby incorporated by reference herein.

PART C:

OTHER INFORMATION

Vivaldi Opportunities Fund (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Financial Statements are incorporated by reference to Appendix B to the Statement of Additional Information of the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(2)	Exhibits

(a)	Articles of Incorporation are incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on May 22, 2017.

(b)	By-Laws are incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(c)	Not applicable.

(d)	Refer to Exhibit (a), (b).

(e)	Not applicable.

(f)	Not applicable.

(g)(1)	Investment Management Agreement is incorporated by reference to Exhibit (g)(1) to the Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(g)(2)	Sub-Advisory Agreement by and among Registrant and RiverNorth Capital Management, LLC is are incorporated by reference to Exhibit (g)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(g)(3)	Sub-Advisory Agreement by and among Registrant and Angel Oak Capital Advisors, LLC is incorporated by reference to Exhibit (g)(3) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(h)(1)	Form of Distribution Agreement is incorporated by reference to Exhibit (h)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on May 22, 2017.

(i)	Not applicable.

(j)	Custody Agreement is incorporated by reference to Exhibit (j) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(k)(1)	Administration, Fund Accounting and Recordkeeping Agreement is incorporated by reference to Exhibit (k)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(k)(2)	Escrow Agreement is incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(k)(3)	Joint Insured Bond Agreement is incorporated by reference to Exhibit (k)(3) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(k)(4)	Joint Liability Insurance Agreement is incorporated by reference to Exhibit (k)(4) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(k)(5)	Powers of Attorney for Anthony Fischer, David G. Lee and Robert Seyferth are incorporated by reference to Exhibit (k)(5) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(l)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant is incorporated by reference to Exhibit (r)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on September 6, 2017.

(r)(2)	Code of Ethics of Vivaldi Asset Management, LLC is incorporated by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on May 22, 2017.

(r)(3)	Code of Ethics of RiverNorth Capital Management, LLC is incorporated by reference to Exhibit (r)(3) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on May 22, 2017.

(r)(4)	Code of Ethics of Angel Oak Capital Advisors, LLC is incorporated by reference to Exhibit (r)(3) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23255) as previously filed on May 22, 2017.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$32,200
Legal fees	$60,000
Printing fees	$2,500
Blue Sky fees	$26,000
Transfer Agent fees	$38,000
Total	$158,700

Item 28. Persons Controlled by or Under Common Control With Registrant

The Board of Trustees of the Registrant is identical to the board of trustees and/or board of managers of certain other funds. Nonetheless, the Registrant takes the position that it is not under common control with the other funds since the power residing in the respective boards arises as a result of an official position with the respective funds.

Item 29. Number of Holders of Securities

Title of Class	Number of Shareholders*

Shares	0

* As of August 1, 2017.

Item 30. Indemnification

Sections 1, 2 and 3 of Article X of the Registrant’s Bylaws states:

Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS OF THE CORPORATION. Subject to any limitations set forth in Sections 2 or 3 below, or, with respect to the advancement of expenses, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity, (ii) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (iii) the investment adviser or any of its affiliates acting as an agent of the Corporation (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Maryland law and the Investment Company Act. The Corporation may, with the approval of the board of directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a Person who served a predecessor of the Corporation in any of the capacities described in (i) or (ii) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

Section 2. LIMITATION ON INDEMNIFICATION. Notwithstanding anything to the contrary contained in Section 1 above, the Corporation shall not provide for indemnification of an Indemnitee pursuant to Section 1 above for any liability or loss suffered by such Indemnitee, unless all of the following conditions are met:

(a) The Corporation has determined, in good faith, that the course of conduct that caused the loss or liability was in the best interests of the Corporation.

(b) The Indemnitee was acting on behalf of or performing services for the Corporation.

(c) Such liability or loss was not the result of (A) negligence or misconduct, in the case that the Indemnitee is a director (other than an independent director), the investment adviser or an affiliate of the investment adviser or (B) gross negligence or willful misconduct in the case that the Indemnitee is an independent director.

(d) Such indemnification or agreement to hold harmless is recoverable only out of the Corporation’s assets and not from the stockholders.

Section 3. GENERAL. Notwithstanding anything to the contrary contained in Section 1 of this Article X above, the Corporation shall not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by any Indemnitee pursuant to Section 2 of this Article X above, unless one or more of the following conditions are met: (a) there has been a successful adjudication on the merits of each count involving alleged material securities law violations as to the Indemnitee, (b) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction as to the Indemnitee, or (c) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee, and finds that indemnification of the settlement and the related costs should be made, and the court considering the request for indemnification has been advised of the position of the Securities and Exchange Commission and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

No provision of this Article X shall be effective to protect or purport to protect any director or officer of the Corporation against liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Additionally, the Registrant’s various agreements with its service providers contain indemnification provisions.

Item 31. Business and Other Connections of Investment Adviser

Vivaldi Asset Management, LLC, as of the date of this filing, acts as the Investment Advisor to the Infinity Core Alternative Fund, the Vivaldi Merger Arbitrage Fund, the Vivaldi Multi-Strategy Fund, The Relative Value Fund, WV Concentrated Equities Fund, and is, through this Registration Statement, announcing its intent to act as the Investment Advisor to the Vivaldi Opportunities Fund.

Set forth below is a list of the officers of Vivaldi Asset Management, LLC as of March 31, 2017, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers during the last two (2) years:

Name & Principal Business Address*	Position & Office(s) with Vivaldi Asset Management, LLC	Other
David A. Sternberg	Chief Executive Officer & Co-Founder	Chief Executive Officer & Co-Founder, Vivaldi Capital Management, LLC since December 2011

Name & Principal Business Address*	Position & Office(s) with Vivaldi Asset Management, LLC	Other
Michael D. Peck	President & Co-Chief Investment Officer	President & Co-Chief Investment Officer, Vivaldi Capital Management, LLC since February 2012

Chad S. Eisenberg	Chief Operating Officer	Chief Operating Officer, Vivaldi Capital Management, LLC since January 2012

Randal L. Golden	Chief Financial Officer & Co-Founder	Chief Financial Officer & Co-Founder, Vivaldi Capital Management, LLC since December 2011

Scott L. Hergott	Co-Chief Investment Officer & Head of Research	Co-Chief Investment Officer & Head of Research, Vivaldi Capital Management, LLC since January 2013

Michelle M. Comella	Chief Compliance Officer & General Counsel	Chief Compliance Officer & General Counsel, Vivaldi Capital Management, LLC since January 2016; Partner, Ziliak Law, LLC January 2015 to January 2016

*The principal business address for all officers listed is Vivaldi Asset Management, LLC’s address: 225 W. Wacker Drive – Suite 2100, Chicago, IL 60606.

Additional information is included in Vivaldi Asset Management’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-78504), and is incorporated herein by reference.

Information as to the directors and officers of the Registrant’s investment sub-adviser, RiverNorth Capital Management, LLC (“RiverNorth”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which RiverNorth, and each director, executive officer, managing member or partner of RiverNorth, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-61533), and is incorporated herein by reference.

Information as to the directors and officers of the Registrant’s investment sub-adviser, Angel Oak Capital Advisors, LLC (“Angel Oak”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which Angel Oak, and each director, executive officer, managing member or partner of Angel Oak, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-70670), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant’s Administrator, (2) the Investment Manager, (3) RiverNorth, (4) Angel Oak, and/or (5) the Registrant’s counsel. The address of each is as follows:

1.	UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

2.	Vivaldi Asset Management, LLC
225 W. Wacker Drive, Suite 2100
Chicago, IL 60606

3.	RiverNorth Capital Management, LLC
325 N LaSalle Street, Suite 645
Chicago, IL 60654

4.	Angel Oak Capital Advisors, LLC
3060 Peachtree Road, NW, Suite 500
Atlanta, GA 30305-2240

5.	Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.       Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)       to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)       to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)       to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)       that for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)       to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)       that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is part of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(e)       that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)       any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2)       the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)       any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.       Not applicable.

6.       The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago in the State of Illinois on the 12th day of September, 2017.

Vivaldi Opportunities Fund

By:	/s/ Michael Peck
Name: Michael Peck
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, his Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Michael Peck	President	September 12, 2017
Michael Peck

/s/ Chad Eisenberg	Treasurer	September 12, 2017
Chad Eisenberg

* Anthony Fischer	Trustee	September 12, 2017
Anthony Fischer

* David G. Lee	Trustee	September 12, 2017
David G. Lee

* Robert Seyferth	Trustee	September 12, 2017
Robert Seyferth

*By:	/s/ Michael Peck
Michael Peck
Attorney-In-Fact (pursuant to
Power of Attorney)

Exhibit Index

(n)	Consent of Independent Registered Public Accounting Firm